Securities (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2014 item
Number of Securities
Unrealized loss for less than twelve months	5
Total	5
Fair Value
Unrealized loss for less than twelve months	$ 30,624
Total	30,624
Unrealized Losses
Unrealized loss for less than twelve months	80
Total	80
Residential mortgage-backed securities
Number of Securities
Unrealized loss for less than twelve months	3
Total	3
Fair Value
Unrealized loss for less than twelve months	29,512
Total	29,512
Unrealized Losses
Unrealized loss for less than twelve months	70
Total	70
States and political subdivisions
Number of Securities
Unrealized loss for less than twelve months	2
Total	2
Fair Value
Unrealized loss for less than twelve months	1,112
Total	1,112
Unrealized Losses
Unrealized loss for less than twelve months	10
Total	$ 10